Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Technology Portfolio
November 30, 2023
TEC-NPRT3-0124
1.810712.119
Common Stocks - 93.4%
	Shares	Value ($)
Air Freight & Logistics - 0.0%
Air Freight & Logistics - 0.0%
Delhivery Private Ltd. (a)	579,000	2,716,091
Chemicals - 0.1%
Commodity Chemicals - 0.1%
LG Chemical Ltd.	24,257	9,349,353
Communications Equipment - 3.5%
Communications Equipment - 3.5%
Cisco Systems, Inc.	8,644,573	418,224,442
Electrical Equipment - 0.0%
Electrical Components & Equipment - 0.0%
ESS Tech, Inc. Class A (a)	787,286	921,125
Electronic Equipment, Instruments & Components - 0.3%
Electronic Equipment & Instruments - 0.3%
Keysight Technologies, Inc. (a)	295,300	40,128,317
Entertainment - 0.8%
Movies & Entertainment - 0.8%
Netflix, Inc. (a)	198,930	94,286,852
Food Products - 0.0%
Agricultural Products & Services - 0.0%
Local Bounti Corp. (a)	118,993	417,665
Ground Transportation - 2.3%
Passenger Ground Transportation - 2.3%
Lyft, Inc. (a)	1,718,528	20,158,333
Uber Technologies, Inc. (a)	4,548,838	256,463,486
		276,621,819
Hotels, Restaurants & Leisure - 1.1%
Hotels, Resorts & Cruise Lines - 1.0%
Airbnb, Inc. Class A (a)	933,209	117,901,625
Restaurants - 0.1%
Deliveroo PLC Class A (a)(b)	6,252,898	11,241,015
TOTAL HOTELS, RESTAURANTS & LEISURE		129,142,640
Interactive Media & Services - 0.8%
Interactive Media & Services - 0.8%
Epic Games, Inc. (a)(c)(d)	17,917	10,588,230
Snap, Inc. Class A (a)	6,392,110	88,402,881
		98,991,111
IT Services - 4.1%
Internet Services & Infrastructure - 4.1%
MongoDB, Inc. Class A (a)	159,014	66,108,480
Okta, Inc. (a)	4,713,806	316,060,692
Shopify, Inc. Class A (a)	1,453,500	105,843,870
		488,013,042
IT Consulting & Other Services - 0.0%
Thoughtworks Holding, Inc. (a)	1,329,904	5,186,626
TOTAL IT SERVICES		493,199,668
Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics, Inc. (a)(d)	1,015,442	0
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co. Ltd. (a)(d)	1,015,442	528,873
Professional Services - 0.5%
Human Resource & Employment Services - 0.5%
Paycom Software, Inc.	312,800	56,823,248
Semiconductors & Semiconductor Equipment - 31.5%
Semiconductor Materials & Equipment - 1.8%
ASML Holding NV (Netherlands)	125,950	85,838,282
Teradyne, Inc.	1,404,428	129,530,394
		215,368,676
Semiconductors - 29.7%
Arm Holdings Ltd. ADR (e)	101,800	6,260,700
GaN Systems, Inc. (d)	573,560	57,742
GaN Systems, Inc. (d)	573,560	6
GlobalFoundries, Inc. (a)	5,833,367	313,193,474
Marvell Technology, Inc.	8,837,674	492,523,572
Microchip Technology, Inc.	166,118	13,860,886
NVIDIA Corp.	3,413,657	1,596,567,379
NXP Semiconductors NV	2,442,122	498,388,258
ON Semiconductor Corp. (a)	5,967,347	425,650,862
Renesas Electronics Corp. (a)	1	17
Taiwan Semiconductor Manufacturing Co. Ltd.	10,628,488	193,451,548
		3,539,954,444
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		3,755,323,120
Software - 31.4%
Application Software - 6.7%
Algolia, Inc. (a)(c)(d)	153,503	1,957,163
Bill Holdings, Inc. (a)(e)	833,100	54,543,057
CCC Intelligent Solutions Holdings, Inc. (a)(c)	102,045	1,191,886
Convoy, Inc. warrants (a)(c)(d)	13,357	0
CoreWeave, Inc. (c)(d)	57,100	17,693,006
Datadog, Inc. Class A (a)	264,900	30,879,393
Dynatrace, Inc. (a)	1,424,100	76,260,555
HashiCorp, Inc. (a)(e)	2,302,494	49,319,421
HubSpot, Inc. (a)	86,776	42,861,270
Intuit, Inc.	44,913	25,665,983
Manhattan Associates, Inc. (a)	320,357	71,455,629
Nutanix, Inc. Class B (a)(b)	72,872	3,140,054
Salesforce, Inc. (a)	1,685,152	424,489,789
Stripe, Inc. Class B (a)(c)(d)	38,600	849,586
Urgent.ly, Inc. (e)	36,161	158,385
		800,465,177
Systems Software - 24.7%
Microsoft Corp.	6,303,886	2,388,605,445
Palo Alto Networks, Inc. (a)	342,900	101,186,361
ServiceNow, Inc. (a)	665,231	456,175,506
		2,945,967,312
TOTAL SOFTWARE		3,746,432,489
Specialty Retail - 0.0%
Automotive Retail - 0.0%
Cazoo Group Ltd. (a)(c)	7,205	3,327
Technology Hardware, Storage & Peripherals - 17.0%
Technology Hardware, Storage & Peripherals - 17.0%
Apple, Inc.	10,234,550	1,944,052,773
Seagate Technology Holdings PLC	716,960	56,711,536
Super Micro Computer, Inc. (a)	85,800	23,463,726
		2,024,228,035
TOTAL COMMON STOCKS (Cost $6,546,572,514)		11,147,338,175

Preferred Stocks - 1.1%
	Shares	Value ($)
Convertible Preferred Stocks - 1.0%
Aerospace & Defense - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems:
Series B(a)(c)(d)	98,000	2,895,900
Series B2(a)(c)(d)	74,989	2,419,895
		5,315,795
Communications Equipment - 0.1%
Communications Equipment - 0.1%
Astranis Space Technologies Corp. Series C (a)(c)(d)	605,440	11,927,168

Construction & Engineering - 0.1%
Construction & Engineering - 0.1%
Beta Technologies, Inc. Series A (a)(c)(d)	72,591	6,536,094

Electronic Equipment, Instruments & Components - 0.1%
Technology Distributors - 0.1%
VAST Data Ltd.:
Series A(c)(d)	74,785	822,635
Series A1(c)(d)	184,071	2,024,781
Series A2(c)(d)	211,741	2,329,151
Series B(c)(d)	168,485	1,853,335
Series C(c)(d)	4,912	54,032
Series E(c)(d)	160,999	3,541,978
		10,625,912
Hotels, Restaurants & Leisure - 0.0%
Casinos & Gaming - 0.0%
Discord, Inc. Series I (a)(c)(d)	1,300	335,465

Interactive Media & Services - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd. Series E1 (a)(c)(d)	70,707	16,520,691
Reddit, Inc.:
Series D(a)(c)(d)	250,861	7,879,544
Series E(a)(c)(d)	14,400	452,304
		24,852,539
Semiconductors & Semiconductor Equipment - 0.2%
Semiconductor Materials & Equipment - 0.2%
Astera Labs, Inc.:
Series A(a)(c)(d)	351,532	3,543,443
Series B(a)(c)(d)	59,853	603,318
Series C(a)(c)(d)	344,200	3,469,536
Series D(a)(c)(d)	1,443,456	14,550,036
		22,166,333
Semiconductors - 0.0%
Retym, Inc. Series C (c)(d)	324,475	2,485,479
Xsight Labs Ltd. Series D (a)(c)(d)	281,500	1,269,565
		3,755,044
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		25,921,377

Software - 0.3%
Application Software - 0.3%
Algolia, Inc. Series D (a)(c)(d)	109,867	1,400,804
Bolt Technology OU Series E (a)(c)(d)	40,842	4,675,047
Convoy, Inc. Series D (a)(c)(d)	203,844	2
Databricks, Inc.:
Series G(a)(c)(d)	45,012	3,308,382
Series H(a)(c)(d)	174,018	12,790,323
Series I(c)(d)	2,969	218,222
Skyryse, Inc. Series B (a)(c)(d)	121,800	2,913,456
Stripe, Inc.:
Series H(a)(c)(d)	17,100	376,371
Series I(c)(d)	487,275	10,724,923
		36,407,530
Technology Hardware, Storage & Peripherals - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Lightmatter, Inc. Series C (c)(d)	191,790	3,630,585

TOTAL CONVERTIBLE PREFERRED STOCKS		125,552,465
Nonconvertible Preferred Stocks - 0.1%
IT Services - 0.0%
Internet Services & Infrastructure - 0.0%
Gupshup, Inc. (a)(c)(d)	257,284	3,216,050

Professional Services - 0.1%
Data Processing & Outsourced Services - 0.1%
Checkr, Inc. Series E (a)(d)	711,000	6,242,580

TOTAL NONCONVERTIBLE PREFERRED STOCKS		9,458,630
TOTAL PREFERRED STOCKS (Cost $145,630,929)		135,011,095

Corporate Bonds - 0.1%
	Principal Amount (f)	Value ($)
Convertible Bonds - 0.0%
Software - 0.0%
Application Software - 0.0%
Convoy, Inc. 15% 9/30/26 (c)(d)	88,955	0

Nonconvertible Bonds - 0.1%
Financial Services - 0.1%
Diversified Financial Services - 0.1%
Ant International Co. Ltd. 3.55% 8/14/24 (c)(d)	8,859,733	8,826,952

TOTAL CORPORATE BONDS (Cost $8,948,688)		8,826,952

Money Market Funds - 5.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (g)	641,917,791	642,046,174
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	19,638,488	19,640,452
TOTAL MONEY MARKET FUNDS (Cost $661,686,626)		661,686,626

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $7,362,838,757)	11,952,862,848
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(19,471,030)
NET ASSETS - 100.0%	11,933,391,818

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,381,069 or 0.1% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $169,878,665 or 1.4% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security is on loan at period end.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Series B	3/24/21	4,413,489

ABL Space Systems Series B2	10/22/21	5,098,960

Algolia, Inc.	10/27/21	4,489,203

Algolia, Inc. Series D	7/23/21	3,213,066

Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	8,859,733

Astera Labs, Inc. Series A	5/17/22	3,574,905

Astera Labs, Inc. Series B	5/17/22	608,675

Astera Labs, Inc. Series C	8/24/21	1,157,132

Astera Labs, Inc. Series D	5/17/22 - 5/27/22	14,679,226

Astranis Space Technologies Corp. Series C	3/19/21	13,271,808

Beta Technologies, Inc. Series A	4/09/21	5,318,743

Bolt Technology OU Series E	1/03/22	10,610,609

ByteDance Ltd. Series E1	11/18/20	7,747,662

Cazoo Group Ltd.	3/28/21	1,441,000

CCC Intelligent Solutions Holdings, Inc.	2/02/21	1,020,450

Convoy, Inc. Series D	10/30/19	2,760,048

Convoy, Inc. warrants	3/24/23	0

Convoy, Inc. 15% 9/30/26	3/24/23	88,955

CoreWeave, Inc.	11/29/23	17,693,006

Databricks, Inc. Series G	2/01/21	2,661,228

Databricks, Inc. Series H	8/31/21	12,787,562

Databricks, Inc. Series I	9/14/23	218,222

Discord, Inc. Series I	9/15/21	715,812

Epic Games, Inc.	3/29/21	15,856,545

Gupshup, Inc.	6/08/21	5,882,850

Lightmatter, Inc. Series C	5/19/23	3,156,250

Reddit, Inc. Series D	2/04/19	5,440,247

Reddit, Inc. Series E	5/18/21	611,628

Retym, Inc. Series C	5/17/23 - 6/20/23	2,525,000

Skyryse, Inc. Series B	10/21/21	3,006,020

Stripe, Inc. Class B	5/18/21	1,548,955

Stripe, Inc. Series H	3/15/21	686,138

Stripe, Inc. Series I	3/20/23 - 5/12/23	9,810,863

VAST Data Ltd. Series A	11/28/23	822,635

VAST Data Ltd. Series A1	11/28/23	2,024,781

VAST Data Ltd. Series A2	11/28/23	2,329,151

VAST Data Ltd. Series B	11/28/23	1,853,335

VAST Data Ltd. Series C	11/28/23	54,032

VAST Data Ltd. Series E	11/28/23	3,541,978

Xsight Labs Ltd. Series D	2/16/21	2,250,874

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	107,665,457	1,947,503,217	1,413,122,500	9,004,693	-	-	642,046,174	1.3%
Fidelity Securities Lending Cash Central Fund 5.39%	184,970,192	803,996,233	969,325,973	134,043	-	-	19,640,452	0.1%
Total	292,635,649	2,751,499,450	2,382,448,473	9,138,736	-	-	661,686,626

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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